Equity (Tables)	6 Months Ended
Jun. 30, 2025
Equity [Abstract]
Schedule of Company Warrants are classified as a Component of Shareholders’ Equity	All Company warrants are classified as a component of shareholders’ equity because such warrants are free standing financial instruments that are legally detachable, separately exercisable, do not embody an obligation for the Company to repurchase its own shares, permit the holders to receive a fixed number of Ordinary Shares upon exercise, require physical settlement and do not provide any guarantee of value or return.
	Number of Warrants	Weighted average exercise price
Outstanding January 1, 2025	7,645,109	$2.01
Forfeited and expired	(22,750)	$10.00
Outstanding and exercisable June 30, 2025	7,622,359	$1.98

Schedule of Warrants Outstanding

Set forth below is data regarding the exercise prices and expiration dates for warrants outstanding at June 30, 2025:

Number of Warrants	Exercise Price Per Share	Issuance date	Expiration date

160,727	$25.00	February 12, 2021	February 9, 2026
18,774	$25.00	February 17, 2021	February 9, 2026
3,571,429	$1.40	May 29, 2024	October 17, 2025
3,571,429	$1.40	May 29, 2024	November 29, 2029 (i)
125,000	$1.75	May 29, 2024	October 17, 2025
125,000	$1.75	May 29, 2024	May 27, 2029 (ii)
25,000	$3.25	November 26, 2024	February 2, 2027
25,000	$4.25	November 26, 2024	February 2, 2027
7,622,359

(i)	The earlier of (a) November 29, 2029 and (b) the 60th day following the Company’s public announcement of its filing with the U.S. Food and Drug Administration for approval for AllocetraTM’s osteoarthritis related indication (the “Series B Milestone Event”).

(ii)	The earlier of (a) May 27, 2029 and (b) the 60th day following the Series B Milestone Event.